Income Taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Liabilities, Gross
Deferred Tax Liabilities, Property, Plant and Equipment	$ 1,757,760	$ 1,768,358
Deferred Tax Liabilities, Operating lease	134,988	61,109
Deferred Tax Liabilities, Other	478,056	405,208
Deferred Tax Liabilities, Gross, Total	2,370,804	2,234,675
Deferred Tax Assets, Gross
Deferred Tax Assets, Operating Loss Carryforwards	(207,047)	(201,562)
Deferred Tax Assets, Net Regulatory Liability for Income Taxes	(698,727)	(721,907)
Deferred tax assets, Operating lease ROU	(134,948)	(60,920)
Deferred Tax Assets, Other	(388,259)	(252,606)
Deferred Tax Assets, Gross	(1,428,981)	(1,236,995)
Deferred Tax Liabilities, Net, Total	941,823	997,680
Puget Sound Energy
Deferred Tax Liabilities, Gross
Deferred Tax Liabilities, Property, Plant and Equipment	1,751,292	1,763,456
Deferred Tax Liabilities, Operating lease	134,988	61,109
Deferred Tax Liabilities, Other	396,461	321,859
Deferred Tax Liabilities, Gross, Total	2,282,741	2,146,424
Deferred Tax Assets, Gross
Deferred Tax Assets, Net Regulatory Liability for Income Taxes	(699,225)	(722,558)
Deferred tax assets, Operating lease ROU	(134,948)	(60,920)
Deferred Tax Assets, Other	(379,142)	(245,454)
Deferred Tax Assets, Gross	(1,213,315)	(1,028,932)
Deferred Tax Liabilities, Net, Total	$ 1,069,426	$ 1,117,492